UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09837
Tax-Managed Multi-Cap Opportunity Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	January 31, 2006

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Opportunity Portfolio                                                                        as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Beverages — 0.9%
Nestle SA ADR	18,000	$1,317,227
		$1,317,227
Biotechnology — 0.4%
Arena Pharmaceuticals, Inc. (1)	34,000	576,980
		$576,980
Broadcasting and Cable — 1.3%
Central European Media Enterprises Ltd. (1)	33,000	1,990,560
		$1,990,560
Building and Construction — 2.5%
Caterpillar, Inc.	6,402	434,696
Foster Wheeler Ltd. (1)	13,000	640,250
Martin Marietta Materials, Inc.	33,000	2,797,740
		$3,872,686
Business Services — 2.7%
Gartner, Inc. (1)	110,000	1,513,600
Greenfield Online, Inc. (1)	44,806	317,226
MoneyGram International, Inc.	88,000	2,337,280
		$4,168,106
Chemicals — 0.0%
Potash Corporation of Saskatchewan, Inc.	500	44,995
		$44,995
Computer Services — 1.1%
Kanbay International, Inc. (1)	88,000	1,483,680
Syntel, Inc.	8,400	181,020
		$1,664,700
Computer Software — 3.0%
Patni Computer Systems Ltd. ADR (1)	62,000	1,435,300
PDF Solutions, Inc. (1)	90,000	1,595,700
Satyam Computer Services Ltd. ADR	42,000	1,646,400
		$4,677,400
Computers - Integrated Systems — 1.8%
Research in Motion Ltd. (1)	42,155	2,845,463
Symbol Technologies, Inc.	131	1,618
		$2,847,081
Computers & Peripherals — 0.5%
Synaptics, Inc. (1)	28,608	787,292
		$787,292

Education — 1.2%
Bright Horizons Family Solutions, Inc. (1)	4,000	$156,320
DeVry, Inc. (1)	71,000	1,632,290
		$1,788,610
Electronic Equipment & Instruments — 0.6%
Photon Dynamics, Inc. (1)	40,000	876,400
		$876,400
Energy — 2.5%
British Energy Group PLC (1)	351,000	3,802,142
		$3,802,142
Entertainment — 1.3%
Six Flags, Inc. (1)	176,000	2,043,360
		$2,043,360
Financial Services — 5.7%
E*Trade Financial Corp. (1)	307,000	7,303,530
OptionsXpress Holdings, Inc.	1,000	29,200
SFE Corp. Ltd.	76,000	795,006
Student Loan Corp.	3,100	678,900
		$8,806,636
Gaming — 1.0%
Pinnacle Entertainment, Inc. (1)	28,000	806,960
WMS Industries, Inc. (1)	29,000	759,510
		$1,566,470
Health Care Services — 2.9%
Caremark Rx, Inc. (1)	45,000	2,218,500
DaVita, Inc. (1)	41,075	2,248,856
United Surgical Partners International, Inc. (1)	150	5,814
		$4,473,170
Hotels, Restaurants & Leisure — 0.9%
Marcus Corp.	60,000	1,444,200
		$1,444,200
Insurance — 5.1%
Admiral Group PLC	165,000	1,513,460
Old Republic International Corp.	65,000	1,394,250
PartnerRe Ltd.	24,000	1,482,720
Progressive Corp.	100	10,504
PXRE Group Ltd.	165,000	2,069,100
UnumProvident Corp.	71,000	1,443,430
		$7,913,464
Internet Services — 7.7%
CheckFree Corp. (1)	69,604	3,606,879
eResearch Technology, Inc. (1)	62,000	1,107,940

Google, Inc., Class A (1)	11,200	$4,852,400
HomeStore, Inc. (1)	1,013	6,119
RSA Security, Inc. (1)	50,000	768,500
ValueClick, Inc. (1)	78,000	1,467,960
		$11,809,798
Machinery — 0.5%
Parker Hannifin Corp.	10,000	757,700
		$757,700
Medical Products — 4.9%
Celgene Corp. (1)	44,000	3,130,600
Cyberonics, Inc. (1)	11,000	330,110
Henry Schein, Inc. (1)	28,000	1,305,920
I-Flow Corp. (1)	18,808	298,671
INAMED Corp. (1)	1,000	92,110
Mentor Corp.	52,000	2,340,000
		$7,497,411
Metals - Industrial — 0.5%
Mittal Steel Co. NV, Class A	23,000	832,600
		$832,600
Mining — 11.6%
Aber Diamond Corp.	10,000	418,500
Arch Coal, Inc.	68,500	5,940,320
Eldorado Gold Corp. (1)	380,000	1,930,400
Foundation Coal Holdings, Inc.	18,000	800,280
Gammon Lake Resources, Inc. (1)	265,000	3,765,650
SXR Uranium One, Inc. (1)	252,857	1,672,001
Teck Cominco Ltd.	24,500	1,574,125
Western Silver Corp. (1)	110,000	1,734,700
		$17,835,976
Oil and Gas - Equipment and Services — 5.2%
Hanover Compressor Co. (1)	2,033	33,667
Maverick Tube Corp. (1)	30,500	1,459,425
Tesoro Corp.	15,000	1,087,050
Transocean, Inc. (1)	20,000	1,623,000
Trico Marine Services, Inc. (1)	109,471	3,662,900
Western Refining, Inc. (1)	6,962	130,538
		$7,996,580
Oil and Gas - Exploration and Production — 7.6%
Amerada Hess Corp.	32,500	5,031,000
Bankers Petroleum Ltd. (1)	1,000	1,032
Parallel Petroleum Corp. (1)	87,000	1,838,310
Pride International, Inc. (1)	46,000	1,624,260

Range Resources Corp.	58,500	$1,747,395
Vintage Petroleum, Inc.	25,000	1,525,955
		$11,767,952
Pharmaceuticals — 5.4%
Adams Respiratory Therapeutics, Inc. (1)	18,000	777,240
Ligand Pharmaceuticals, Inc., Class B (1)	146,000	1,810,400
Omnicare, Inc.	5,000	248,500
Par Pharmaceutical Cos., Inc. (1)	27,000	893,160
Shire Pharmaceuticals Group PLC ADR	93,000	4,533,750
		$8,263,050
REITs — 0.0%
MFA Mortgage Investments, Inc.	1,000	6,480
		$6,480
Retail - Food and Drug — 0.6%
Herbalife Ltd. (1)	25,730	890,258
		$890,258
Retail - Specialty — 2.7%
Big Lots, Inc. (1)	56,000	748,720
Circuit City Stores, Inc.	29,000	731,090
Men’s Wearhouse, Inc. (1)	24,000	820,080
Pep Boys - Manny, Moe & Jack	1,000	15,600
Saks, Inc. (1)	40,000	772,400
Tweeter Home Entertainment Group, Inc. (1)	131,000	1,076,820
		$4,164,710
Semiconductors — 7.1%
Advanced Energy Industries, Inc. (1)	78,500	1,231,665
Atheros Communications, Inc. (1)	163,000	3,202,950
Cabot Microelectronics Corp. (1)	22,000	730,620
Micron Technology, Inc. (1)	50,000	734,000
NVIDIA Corp. (1)	17,000	764,320
Silicon Image, Inc. (1)	70,000	809,900
Teradyne, Inc. (1)	46,000	801,320
Tessera Technologies, Inc. (1)	34,500	1,113,660
Vishay Intertechnology, Inc. (1)	95,000	1,503,850
		$10,892,285
Telecommunications - Services — 0.6%
OAO VimpelCom ADR (1)	20,000	936,000
Philippine Long Distance Telephone Co. ADR	1,000	35,790
		$971,790
Tobacco — 1.0%
Loews Corp.	33,000	1,521,960
		$1,521,960

Transportation — 1.0%
American Commercial Lines, Inc. (1)	16,389	$546,573
JetBlue Airways Corp. (1)	76,500	997,560
		$1,544,133
Wireless Communications — 6.3%
NII Holdings, Inc. (1)	154,000	7,616,840
Novatel Wireless, Inc. (1)	188,509	2,056,633
		$9,673,473
Total Common Stocks (identified cost $119,517,265)		$151,087,635

Short-Term Investments — 1.7%

	Principal
	Amount
Security	(000’s omitted)	Value
HSBC Finance Corp., Commercial Paper, 4.50%, 2/1/06	$675	$675,000
Investors Bank and Trust Company Time Deposit, 4.51%, 2/1/06	2,000	2,000,000
Total Short-Term Investments (at amortized cost, $2,675,000)		$2,675,000
Total Investments — 99.8% (identified cost $122,192,265)		$153,762,635
Other Assets, Less Liabilities — 0.2%		$333,670
Net Assets — 100.0%		$154,096,305

ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust
(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006 as computed on a federal income tax basis, were as follows:

Aggregate cost	$122,192,265
Gross unrealized appreciation	$32,637,032
Gross unrealized depreciation	(1,066,662)
Net unrealized appreciation	$31,570,370

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi Cap-Opportunity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	March 29, 2006
By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer and Principal Financial Officer
Date:	March 29, 2006